As filed with the Securities and Exchange Commission on December 29, 2016

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.174	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 176	☒
(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 28th Floor New York, New York 10019	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 13, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 171 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 19, 2016, and pursuant to Rule 485(a)(2) would become effective on January 2, 2017.

This Post-Effective Amendment No. 174 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 13, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 174 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 174 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 29, 2016.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 174 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Daniel D. O’Neill*	Chairman of the Board,	December 29, 2016
Daniel D. O’Neill	Chief Executive Officer and Chief Investment Officer

/s/ Gerald E. Shanley III*	Trustee	December 29, 2016
Gerald E. Shanley III

/s/ John Weisser*	Trustee	December 29, 2016
John Weisser

/s/ Jacob C. Gaffey*	Trustee	December 29, 2016
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	December 29, 2016
David L. Driscoll

/s/ Eric W. Falkeis*	Trustee and Principal	December 29, 2016
Eric W. Falkeis	Executive Officer

/s/ Patrick J. Rudnick*	Principal Financial Officer	December 29, 2016
Patrick J. Rudnick	and Assistant Secretary

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement filed with the SEC on December 22, 2014.